CONSOLIDATED STATEMENTS OF FINANCIAL POSITION € in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Assets [abstract]
Property, plant and equipment	$ 68,441	$ 81,395
Goodwill	82,663	91,941
Right-of-use assets	106,513	142,705
Intangible assets	71,942	104,886
Trade and other receivables	21,571	22,240
Other non-current assets	26,683	35,607
Derivative financial instruments	0	12,757
Other taxes recoverable	4,364	4,505
Deferred tax assets	49,172	110,102
TOTAL NON-CURRENT ASSETS	431,349	606,138
Trade and other receivables	319,351	329,443
Trade and other receivables	308,383	295,309
Current income tax receivable	10,968	30,899
Derivative financial instruments	0	3,235
Other taxes recoverable	50,649	42,627
Other current financial assets	1,696	744
Cash and Cash equivalents	82,927	128,824
TOTAL CURRENT ASSETS	454,623	501,638
TOTAL ASSETS	885,972	1,107,776
Equity and liabilities [abstract]
Current borrowings and current portion of non-current borrowings	167,891	119,017
Derivative financial instruments	51,389	29,646
Trade and other payables	281,616	271,429
Trade payables	97,167	85,274
Income tax payables	3,753	8,872
Other taxes payables	86,729	88,606
Other non-trade payables	93,967	88,677
Provisions	6,152	17,016
TOTAL CURRENT LIABILITIES	507,048	437,108
Deferred tax liabilities	7,125	0
Loans and borrowings	575,478	599,262
Derivative financial instruments	76,318	26,302
Provisions	56,066	37,672
Non-trade payables	7,950	18,654
Other taxes payable	4,854	1,653
TOTAL NON-CURRENT LIABILITIES	727,791	683,543
TOTAL LIABILITIES	1,234,839	1,120,651
Share capital	49	49
Share premium	618,159	617,059
Treasury shares	(12,692)	(12,693)
Retained losses	(571,281)	(273,248)
Translation differences	(355,152)	(321,248)
Hedge accounting effects	(44,591)	(41,294)
Share-based compensation	16,641	18,499
TOTAL EQUITY	$ (348,867)	$ (12,875)